CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	$ 315,359	$ 3,214,567	$ 2,786,435
Other comprehensive income/(loss) that will not be reclassified to net income
Remeasurement income related to defined benefit liability	8,556	(38,451)	37,325
Income tax	(4,940)	14,835	(7,663)
Net of tax amount	3,616	(23,616)	29,662
Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)
Unrealized gain	(132,593)	56,496	23,648
Income tax	32,124	(12,607)	10,190
Net of tax amount	(100,469)	43,889	33,838
Gains due asset revaluation	3,561	0	0
Income tax	(1,211)	0	0
Net of tax amount	2,350	0	0
Total other comprehensive income that will not be reclassified to net income, net of tax	(94,503)	20,273	63,500
Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)
Gain on investments recycled to profit or loss upon disposal	19,249	(1,533)	1,965
Unrealized gain/(loss)	33,630	28,884	(24,286)
Changes in loss allowance for credit losses	432	324	2,444
Net of tax amount	53,311	27,675	(19,877)
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations	339,475	104,955	1,043,593
Gain/(loss) on net investment hedge in foreign operations	(341,792)	(60,258)	(584,650)
Income tax	39,443	20,213	172,870
Net of tax amount	37,126	64,910	631,813
Unrealized gain/(loss) on investments in associates and joint ventures using equity method	5,020	8,151	2,581
Income tax	(89)	(32)	(663)
Net of tax amount	4,931	8,119	1,918
Total comprehensive income that may be reclassified to net income, net of tax	95,368	100,704	613,854
Other comprehensive income, attributable to the owners of the Parent Company, net of tax	865	120,977	677,354
Other comprehensive income, attributable to the Non-controlling interest	441,199	6,056	25,911
Total comprehensive income attributable to:	757,423	3,341,600	3,489,700
Equity holders of the Parent Company	276,859	3,238,328	3,336,218
Non-controlling interests	$ 480,564	$ 103,272	$ 153,482